Employee Benefits and Deferred Compensation and Supplemental Retirement Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Changes in Plan Benefit Obligations, Fair Value of Plan Assets and Plans' Funded Status

The following tables set forth the changes in the plans’ benefit obligations, fair value of plan assets and the plans’ funded status as of December 31:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Change in benefit obligations:
Benefit obligations at beginning of year	$10,095	$10,469	$454	$481
Service cost	-	-	-	-
Interest cost	494	473	22	21
Plan participants' contribution	-	-	8	9
Actuarial loss (gain)	1,558	(581)	(27)	(16)
Benefits paid	(255)	(266)	(43)	(41)
Benefit obligations at end of year	11,892	10,095	414	454
Change in plan assets:
Fair value of plan assets at beginning of year	14,522	14,956	-	-
Actual return on plan assets	2,718	(993)	-	-
Benefits paid	(255)	(266)	(43)	(41)
Plan participants' contribution	-	-	8	9
Employer contributions	-	825	35	32
Fair value of plan assets at end of year	16,985	14,522	-	-
Funded (unfunded) status - asset (liability)	$5,093	$4,427	$(414)	$(454)

Amounts Recognized in Other Comprehensive Loss

Amounts recognized in accumulated other comprehensive loss as of December 31 are as follows:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Net loss	$3,557	$4,112	$117	$151
Tax Effect	929	1,074	31	40
	$2,628	$3,038	$86	$111

Significant Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Plan Cost

The significant assumptions used in determining the benefit obligations as of December 31, are as follows:

	Pension Benefits		Postretirement Benefits
	2019	2018	2019	2018
Weighted average discount rate	3.97%	4.97%	3.97%	4.97%
Rate of increase in future compensation levels	-	-	-	-

The significant assumptions used in determining the net periodic benefit plan cost for years ended December 31, were as follows:

	Pension Benefits		Postretirement Benefits
	2019	2018	2019	2018
Weighted average discount rate	3.97%	4.97%	3.97%	4.97%
Expected long term rate of return on plan assets	6.50%	6.50%	-	-
Rate of increase in future compensation levels	-	-	-	-

Composition of Net Periodic Benefit Plan (Benefit) Cost

The composition of net periodic pension plan and postretirement plan costs for the indicated periods is as follows:

	Pension Benefits		Postretirement Benefits		Pension Benefits		Postretirement Benefits
	For the three months ended June 30,				For the six months ended June 30,
(In thousands)	2020	2019	2020	2019	2020	2019	2020	2019
Service cost	$-	$-	$-	$-	$-	$-	$-	$-
Interest cost	117	123	3	5	233	247	8	11
Expected return on plan assets	(274)	(233)	-	-	(547)	(467)	-	-
Amortization of prior service credits	-	-	(1)	(1)	-	-	(2)	(2)
Amortization of net losses	57	82	3	3	114	164	5	6
Net periodic benefit plan (benefit) cost	$(100)	$(28)	$5	$7	$(200)	$(56)	$11	$15

The composition of the net periodic benefit plan (benefit) cost for the years ended December 31 is as follows:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Service cost	$-	$-	$-	$-
Interest cost	494	473	22	21
Expected return on plan assets	(934)	(1,037)	-	-
Amortization of transition obligation	-	-	-	-
Amortization of net losses	328	164	12	13
Amortization of unrecognized past service liability	-	-	(5)	(5)
Net periodic benefit plan (benefit) cost	$(112)	$(400)	$29	$29

Pension Plan Assets Measured at Fair Value

Pension plan assets measured at fair value are summarized below:

	At December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
Asset Category:
Mutual Funds - Equity
Large-cap value (a)	$-	$1,432	$-	$1,432
Large-cap Growth (b)	-	1,470	-	1,470
Large-cap Core (c)	-	1,075	-	1,075
Mid-cap Value (d)	-	307	-	307
Mid-cap Growth (e)	-	328	-	328
Mid-cap Core (f)	-	314	-	314
Small-cap Value (g)	-	220	-	220
Small-cap Growth (h)	-	466	-	466
Small-cap Core (i)	-	211	-	211
International Equity (j)	-	1,733	-	1,733
Equity -Total	-	7,556	-	7,556
Fixed Income Funds
Fixed Income - US Core (k)	-	2,356	-	2,356
Intermediate Duration (l)	-	3,708	-	3,708
Long Duration (m)	-	3,084	-	3,084
Fixed Income-Total	-	9,148	-	9,148
Company Common Stock	-	-	-	-
Cash Equivalents-Money market*	48	233	-	281
Total	$48	$16,937	$-	$16,985

	At December 31, 2018
(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
Asset Category:
Mutual Funds - Equity
Large-cap value (a)	$-	$1,132	$-	$1,132
Large-cap Growth (b)	-	1,157	-	1,157
Large-cap Core (c)	-	821	-	821
Mid-cap Value (d)	-	242	-	242
Mid-cap Growth (e)	-	247	-	247
Mid-cap Core (f)	-	250	-	250
Small-cap Value (g)	-	193	-	193
Small-cap Growth (h)	-	337	-	337
Small-cap Core (i)	-	189	-	189
International Equity (j)	-	1,409	-	1,409
Equity -Total	-	5,977	-	5,977
Fixed Income Funds
Fixed Income-US Core (k)	-	2,207	-	2,207
Intermediate Duration (l)	-	3,255	-	3,255
Long Duration (m)	-	2,521	-	2,521
Fixed Income-Total	-	7,983	-	7,983
Company Common Stock	-	-	-	-
Cash Equivalents-Money market*	271	291	-	562
Total	$271	$14,251	$-	$14,522

*Includes cash equivalents investments in equity and fixed income strategies

a)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.
b)	This category seeks long-term capital appreciation by investing primarily in large growth companies based in the U.S.
c)	This fund tracks the performance of the S&P 500 index by purchasing the securities represented in the index in approximately the same weightings as the index.
d)	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Value Index.
e)	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Growth Index.
f)	This category seeks to track the performance of the S&P Midcap 400 Index.
g)	This category consists of a selection of investments based on the Russell 2000 Value Index.
h)	This category consists of a mutual fund invested in smallcap growth companies along with a fund invested in a selection of investments based on the Russell 2000 Growth Index.
i)

This category consists of a mutual fund investing in readily marketable securities of U.S. companies with market capitalizations within the smallest 10% of the market universe, or smaller than the 1000th largest US company.

j)

This category invests primarily in medium to large non-US companies in developed and emerging markets.  Under normal circumstances, at least 80% of total assets will be invested in equity securities, including common stocks, preferred stocks, and convertible securities.

k)

This category currently includes equal investments in three mutual funds, two of which usually hold at least 80% of fund assets in investment grade fixed income securities, seeking to outperform the Barclays US Aggregate Bond Index while maintaining a similar duration to that index.  The third fund targets investments of 50% or more in mortgage-backed securities guaranteed by the US government and its agencies.

l)

This category consists mostly of a fund which seeks to track the Barclays Capital US Corporate A or Better 5-20 Year, Bullets only Index, along with a diversified mutual fund holding fixed income securities rated A or better.

m)	This category consists of a fund that seeks to approximate the performance of the Barclays Capital US Corporate A or Better, 20+ Year Bullets Only Index over the long term.

Expected Future Service Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid from both retirement plans:

	Pension	Postretirement
(In thousands)	Benefits	Benefits	Total
Years ending December 31:
2020	$320	$36	$356
2021	333	37	370
2022	374	38	412
2023	451	25	476
2024	470	25	495
Years 2025-2029	3,170	118	3,288